Expense Example - Brighthouse/Eaton Vance Floating Rate Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	858
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	$ 1,154